Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 22,682	$ 19,835	[1]	$ 43,828	$ 36,669	[1]	$ 79,228	[1]
Cost of revenues	11,527	9,828	[1]	22,384	18,665	[1]	41,807	[1]
Reorganization and impairment			[1]			[1]	4,931	[1]
Gross profit	11,155	10,007	[1]	21,444	18,004	[1]	32,490	[1]
Research and development costs	3,413	3,295	[1]	6,852	6,497	[1]	12,630	[1]
Selling, general and administrative expenses	5,754	5,936	[1]	11,159	10,887	[1]	21,900	[1]
Reorganization and impairment							(4,059)
Expenses from settlement	13,000			13,000
Total operating expenses	22,167	9,231	[1]	31,011	17,384	[1]	30,471	[1]
Operating income (loss)	(11,012)	776	[1]	(9,567)	620	[1]	2,019	[1]
Financial expenses, net	(56)	(160)	[1]	(209)	(379)	[1]	(847)	[1]
Income (loss) from continuing operations before taxes	(11,068)	616	[1]	(9,776)	241	[1]	1,172	[1]
Income tax benefit (expense)	5,404	(108)		5,364	(147)		(303)
Net income (loss) from continuing operations	(5,664)	508	[1]	(4,412)	94	[1]	869	[1]
Income from discontinued operations
Income before tax benefit (expense)	1,981	984	[1]	4,339	1,499	[1]	4,450	[1]
Income tax benefit (expense)	(194)	(207)	[1]	(505)	(284)	[1]	(585)	[1]
Income from discontinued operation	1,787	777	[1]	3,834	1,215	[1]	3,865	[1]
Net income (loss)	$ (3,877)	$ 1,285	[1]	$ (578)	$ 1,309	[1]	$ 4,734	[1]
Net income (loss) per ordinary share:
Basic earnings from continuing operation	$ (0.16)	$ 0.01	[1]	$ (0.12)	$ 0.00	[1]	$ 0.02	[1]
Basic earnings from discontinued operation	0.05	0.02	[1]	0.11	0.03	[1]	0.11	[1]
Basic net earnings	(0.11)	0.04	[1]	(0.02)	0.04	[1]	0.13	[1]
Diluted earnings from continuing operation	(0.16)	0.01	[1]	(0.12)	0.00	[1]	0.02	[1]
Diluted earnings from discontinued operations	0.05	0.02	[1]	0.11	0.03	[1]	0.11	[1]
Diluted net earnings	$ (0.11)	$ 0.04	[1]	$ (0.02)	$ 0.04	[1]	$ 0.13	[1]
Weighted average number of ordinary shares outstanding:
Basic	35,369	35,348	[1]	35,359	35,348	[1]	35,348	[1]
Diluted	35,369	35,358	[1]	35,359	35,359	[1]	35,376	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.